Cash disbursement for consideration of the assets and liabilities sold (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cash Flow, Supplemental [Line Items]
Loans held-for-sale, at lower of cost or fair value	$ 106,104	$ 110,426
Deposits	24,807,535	26,711,145
Segment, Discontinued Operations [Member]
Schedule of Cash Flow, Supplemental [Line Items]
Liabilities Of Disposal Group Including Discontinued Operation	5,064	0
Segment, Discontinued Operations [Member] | Sale Of Illinois And Central Florida Regional Operations [Member]
Schedule of Cash Flow, Supplemental [Line Items]
Loans held-for-sale, at lower of cost or fair value	1,739,101
Disposal Group Including Discontinued Operation Property Plant And Equipment Net	16,223
Disposal Group Including Discontinued Operation Other Assets	16,853
Deposits	(2,009,816)
Disposal Group Including Discontinued Operation Other Liabilities	(6,611)
Liabilities Of Disposal Group Including Discontinued Operation	$ (244,250)